Quarterly Report to Shareholders

Legg Mason
Investors Trust

June 30, 2004

Quarterly Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust’s quarterly report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Trust.

   The following table summarizes key statistics for the respective classes of each Fund, as of June 30, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

	Total ReturnsA

	3 Months	1 Year

American Leading Companies Trust
Primary Class	+1.59%	+16.32%
Institutional Class	+1.87%	+17.55%
S&P 500 Stock Composite IndexB	+1.72%	+19.11%
Lipper Large-Cap Value Funds IndexC	+1.05%	+19.61%
Balanced Trust
Primary Class	+0.22%	+10.33%
Financial Intermediary Class	+0.40%	+10.91%
Institutional Class	+0.47%	+11.17%
Lehman Intermediate Government/Credit Bond IndexD	-2.52%	-0.07%
Lipper Balanced Fund IndexE	-0.13%	+12.64%
Financial Services Fund
Primary Class	-0.94%	+22.83%
Class A (including front-end sales charge)	-5.47%	+17.96%
Class A (excluding front-end sales charge)	-0.78%	+23.81%
Lipper Financial Services Fund IndexF	-2.75%	+20.61%
U.S. Small-Capitalization Value Trust
Primary Class	-0.08%	+31.60%
Institutional Class	+0.19%	+32.98%
Russell 2000 IndexG	+0.47%	+33.37%

   Long-term investment results for each of the Funds are shown in their respective Performance Information sections within this report.

Quarterly Report to Shareholders

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

July 26, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	S&P 500 Stock Composite Index — A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

C	Lipper Large-Cap Value Funds Index — An index comprised of the 30 largest funds in the Lipper universe of 444 large-cap value funds.

D	Lehman Intermediate Government/ Credit Bond Index — A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1 to 10 years.

E	Lipper Balanced Fund Index — An index comprised of the 30 largest funds in the Lipper universe of 554 balanced funds.

F	Lipper Financial Services Fund Index — An index comprised of the 10 largest funds in the Lipper universe of 115 financial services funds.

G	Russell 2000 Index — Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Quarterly Report to Shareholders

Performance Information

American Leading Companies Trust

   The graphs on the following pages compare the Fund’s total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Quarterly Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+16.32%	+16.32%
Five Years	-2.11%	-0.43%
Ten Years	+163.00%	+10.15%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

Quarterly Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+17.55%	+17.55%
Life of Class*	+9.23%	+2.94%

* Inception date: June 14, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index return is for the period beginning May 31, 2001.

Quarterly Report to Shareholders

Performance Information — Continued

Sector Diversification (as of June 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of June 30, 2004)

% of
Security	Net Assets

Tyco International Ltd.	5.7%
Nextel Communications, Inc.	5.4%
UnitedHealth Group Incorporated	4.3%
MGIC Investment Corporation	4.0%
Washington Mutual, Inc.	4.0%
Lloyds TSB Group plc	3.8%
Wellpoint Health Networks Inc.	3.7%
Health Net Inc.	3.5%
Citigroup Inc.	3.4%
Altria Group, Inc.	3.3%

Quarterly Report to Shareholders

Selected Portfolio Performance B

Strongest performers for the 2nd quarter 2004C

1.	Albertson’s, Inc.	+20.8%
2.	MGIC Investment Corporation	+18.2%
3.	Tyco International Ltd.	+15.7%
4.	Microsoft Corporation	+14.6%
5.	Devon Energy Corporation	+13.7%
6.	Anadarko Petroleum Corporation	+13.3%
7.	General Dynamics Corporation	+12.0%
8.	Royal Dutch Petroleum Company – ADR	+11.3%
9.	The DIRECTV Group, Inc.	+11.2%
10.	Johnson & Johnson	+10.4%

Weakest performers for the 2nd quarter 2004C

1.	Nokia Oyj - ADR	-28.3%
2.	The May Department Stores Company	-19.8%
3.	Newmont Mining Corporation	-16.7%
4.	Wal-Mart Stores, Inc.	-11.4%
5.	Citigroup Inc.	-9.3%
6.	Duke Energy Corporation	-8.9%
7.	Washington Mutual, Inc.	-8.5%
8.	J.P. Morgan Chase & Co.	-6.8%
9.	Altria Group, Inc.	-6.8%
10.	Bank One Corporation	-6.5%

Portfolio Changes

Securities added during the 2nd quarter 2004

Alcoa Inc.
Deere & Company
Lockheed Martin Corporation
Phelps Dodge Corporation

Securities sold during the 2nd quarter 2004

Comcast Corporation – Class A
Liberty International
The News Corporation Limited – ADR
Wyeth

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire quarter.

Quarterly Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.8%

Consumer Discretionary — 13.9%
Household Durables — 0.3%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,713

Internet and Catalog Retail — 2.9%
InterActiveCorp	600	18,084	A

Media — 6.5%
Liberty Media Corporation	1,850	16,632	A
The DIRECTV Group, Inc.	800	13,680	A
Time Warner Inc.	530	9,317	A

		39,629

Multi-Line Retail — 0.9%
The May Department Stores Company	130	3,574
Wal-Mart Stores, Inc.	35	1,847

		5,421

Specialty Retail — 3.3%
The Home Depot, Inc.	150	5,280
The TJX Companies, Inc.	630	15,208

		20,488

Consumer Staples — 8.2%
Beverages — 1.1%
The Pepsi Bottling Group, Inc.	225	6,872

Food and Staples Retailing — 3.5%
Albertson’s, Inc.	465	12,341
The Kroger Co.	520	9,458	A

		21,799

Household Products — 0.3%
Kimberly-Clark Corporation	25	1,647

Quarterly Report to Shareholders

	Shares/Par	Value

Consumer Staples — Continued
Tobacco — 3.3%
Altria Group, Inc.	400	$20,020

Energy — 6.1%
Energy Equipment and Services — 1.8%
Baker Hughes Incorporated	60	2,259
Transocean Inc.	300	8,682	A

		10,941

Oil and Gas — 4.3%
Anadarko Petroleum Corporation	106	6,212
Apache Corporation	166	7,229
Devon Energy Corporation	200	13,200

		26,641

Financials — 24.2%
Capital Markets — 2.4%
J.P. Morgan Chase & Co.	367	14,228

Commercial Banks — 9.4%
Bank of America Corporation	172	14,529
Bank One Corporation	386	19,686
Lloyds TSB Group plc	3,000	23,501

		57,716

Diversified Financial Services — 3.4%
Citigroup Inc.	450	20,925

Thrifts and Mortgage Finance — 9.0%
Fannie Mae	90	6,423
MGIC Investment Corporation	322	24,404
Washington Mutual, Inc.	630	24,343

		55,170

Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value

Health Care — 17.8%
Biotechnology — 0.9%
MedImmune, Inc.	250	$5,850	A

Health Care Providers and Services — 12.1%
Anthem, Inc.	40	3,583	A
Health Net Inc.	800	21,200	A
UnitedHealth Group Incorporated	425	26,456
Wellpoint Health Networks Inc.	205	22,906	A

		74,145

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Company	525	12,862
Johnson & Johnson	118	6,573
Merck & Co., Inc.	123	5,842
Pfizer Inc.	118	4,045

		29,322

Industrials — 11.2%
Aerospace/ Defense — 3.4%
General Dynamics Corporation	108	10,725
Lockheed Martin Corporation	189	9,843

		20,568

Industrial Conglomerates — 7.5%
General Electric Company	340	11,016
Tyco International Ltd.	1,060	35,128

		46,144

Machinery — 0.3%
Deere & Company	30	2,104

Information Technology — 7.7%
Communications Equipment — 2.0%
Nokia Oyj – ADR	700	10,178
Royal Dutch Petroleum Company – ADR	40	2,067

		12,245

Quarterly Report to Shareholders

	Shares/Par	Value

Information Technology — Continued
Computers and Peripherals — 3.2%
Dell Inc.	180	$6,447	A
International Business Machines Corporation	152	13,399

		19,846

IT Consulting and Services — 0.6%
Electronic Data Systems Corporation	175	3,351

Software — 1.9%
Microsoft Corporation	405	11,567

Materials — 3.3%
Metals and Mining — 3.3%
Alcoa Inc.	189	6,243
Newmont Mining Corporation	185	7,170
Phelps Dodge Corporation	90	6,976	A

		20,389

Telecommunication Services — 6.9%
Diversified Telecommunication Services — 1.5%
ALLTEL Corporation	180	9,112

Wireless Telecommunication Services — 5.4%
Nextel Communications, Inc.	1,250	33,325	A

Utilities — 0.5%
Multi-Utilities and Unregulated Power — 0.5%
Duke Energy Corporation	140	2,841

Total Common Stock and Equity Interests (Identified Cost — $409,740)		612,103

Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value

Repurchase Agreements — 0.3%

Goldman, Sachs & Company 1.47%, dated 6/30/04 to be repurchased at $869 on 7/1/04 (Collateral: $953 Fannie Mae mortgage-backed securities, 4.5%, due 3/1/34, value $893)	$869	$869

J.P. Morgan Chase & Co. 1.3%, dated 6/30/04, to be repurchased at $869 on 7/1/04 (Collateral: $893 Fannie Mae notes, 3.75%, due 9/15/08, value $887)	869	869

Total Repurchase Agreements (Identified Cost — $1,738)		1,738

Total Investments—100.1% (Identified Cost — $411,478)		613,841
Other Assets Less Liabilities — (0.1)%		(309)

Net Assets — 100.0%		$613,532

Net Asset Value Per Share:

Primary Class		$20.16

Institutional Class		$20.60

A	Non-income producing.

Quarterly Report to Shareholders

Performance Information

Balanced Trust

   The graphs on the following pages compare the Fund’s total returns against that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Quarterly Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.33%	+10.33%
Five Years	+1.92%	+0.38%
Life of Class*	+33.44%	+3.79%

* Inception date: October 1, 1996

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for the periods beginning September 30, 1996.

Quarterly Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.91%	+10.91%
Life of Class*	+6.70%	+1.99%

* Inception date: March 16, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning February 28, 2001.

Quarterly Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.17%	+11.17%
Life of Class*	+7.61%	+2.25%

* Inception date: March 16, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning February 28, 2001.

Quarterly Report to Shareholders

Portfolio Composition (as of June 30, 2004)
    (as a percentage of net assets)

Top Ten Holdings (as of June 30, 2004)

% of
Security	Net Assets

United States Treasury Notes, 2.375% due 8/15/06	2.7%
Fannie Mae	2.6%
Target Corporation	2.4%
Citigroup Inc.	2.3%
Medtronic, Inc.	2.3%
United States Treasury STRIPS, 0%, due 5/15/07	2.1%
Biomet, Inc.	2.1%
The PMI Group, Inc.	2.1%
Johnson & Johnson	1.9%
McCormick & Company, Incorporated	1.8%

Quarterly Report to Shareholders

Performance Information — Continued

Selected Portfolio Performance C

Strongest performers for the 2nd quarter 2004D

1.	Charter One Financial, Inc.	+26.0%
2.	Illinois Tool Works Inc.	+21.3%
3.	The PMI Group, Inc.	+16.6%
4.	Biomet, Inc.	+15.9%
5.	Microsoft Corporation	+14.6%
6.	Kansas City Southern	+11.5%
7.	Johnson & Johnson	+10.4%
8.	General Electric Company	+6.8%
9.	Abbott Laboratories	+6.7%
10.	Dell Inc.	+6.5%

Weakest performers for the 2nd quarter 2004D

1.	Nokia Oyj – ADR	-28.3%
2.	Wal-Mart Stores, Inc.	-11.4%
3.	Citigroup Inc.	-9.3%
4.	Applied Materials, Inc.	-8.0%
5.	SYSCO Corporation	-7.8%
6.	State Street Corporation, Cv., 6.75%	-7.2%
7.	Bank of America Corporation, 5.125%, 11/15/14	-6.2%
8.	The Home Depot, Inc.	-5.6%
9.	Target Corporation	-5.6%
10.	United States Treasury STRIPS, 0%, 5/15/13	-5.3%

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire quarter.

Quarterly Report to Shareholders

Portfolio Changes

Securities added during the 2nd quarter 2004

ChevronTexaco Corporation
Ford Motor Credit Company, 6.875%, 2/1/06
Government National Mortgage Association, 6%, 1/15/29
Government National Mortgage Association, 6%, 1/15/34
Government National Mortgage Association, 5.5%, 6/15/34
General Dynamics Corporation, 4.5%, 8/15/10
Hospira, Inc.
L-3 Communications Holdings, Inc.
McDonald’s Corporation
MedImmune, Inc.
Nabors Industries, Ltd.
Questar Corporation
Texas Instruments Incorporated
United States Treasury STRIPS, 0%, 2/15/22

Securities sold during the 2nd quarter 2004

Automatic Data Processing, Inc.
Cardinal Health, Inc.
Cintas Corporation
Dover Corporation
Emerson Electric Company
Exxon Mobil Corporation
Morgan Stanley & Company, Inc., 4.25%, 5/15/10
The Goldman Sachs Group, Inc., 5.7%, 9/1/12
United States Treasury Notes, 4.25%, 11/15/13
Wells Fargo & Company, 5%, 11/15/14

Quarterly Report to Shareholders

Portfolio of Investments

Balanced Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 63.5%

Consumer Discretionary — 5.2%
Hotels, Restaurants and Leisure — 1.3%
McDonald’s Corporation	29	$754

Multi-Line Retail — 2.4%
Target Corporation	34	1,444

Specialty Retail — 1.5%
The Home Depot, Inc.	25	894

Consumer Staples — 8.3%
Beverages — 3.0%
Anheuser-Busch Companies, Inc.	16	837
PepsiCo, Inc.	17	932

		1,769

Food and Drug Retailing — 2.4%
McCormick & Company, Incorporated	32	1,088
SYSCO Corporation	10	359

		1,447

Food and Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	13	686

Household Products — 1.8%
Kimberly-Clark Corporation	17	1,087

Energy — 6.4%
Oil and Gas — 6.4%
BP plc – ADR	15	814
ChevronTexaco Corporation	9	857
EnCana Corp.	21	906

Quarterly Report to Shareholders

	Shares/Par	Value

Energy — Continued
Oil and Gas — Continued
Nabors Industries, Ltd.	10	$452	A
Questar Corporation	21	792

		3,821

Financials — 13.8%
Banks — 1.5%
Charter One Financial, Inc.	20	884

Diversified Financial Services — 2.3%
Citigroup Inc.	30	1,395

Financial (Diversified) — 1.6%
Equity Office Properties Trust	35	952

Insurance — 5.8%
Lincoln National Corporation	16	756
Marsh & McLennan Companies, Inc.	17	749
Principal Financial Group, Inc.	21	730
The PMI Group, Inc.	29	1,240

		3,475

Thrifts and Mortgage Finance — 2.6%
Fannie Mae	21	1,527

Health Care — 11.6%
Health Care (Medical Products and Supplies) — 5.6%
Biomet, Inc.	28	1,244
Hospira, Inc.	2	55	A
MedImmune, Inc.	30	702	A
Medtronic, Inc.	28	1,374

		3,375

Quarterly Report to Shareholders

Portfolio of Investments  —  Continued

Balanced Trust  —  Continued

	Shares/Par	Value

Health Care — Continued
Pharmaceuticals — 6.0%
Abbott Laboratories	20	$815
IVAX Corporation	37	888	A
Johnson & Johnson	20	1,114
Pfizer Inc.	22	754

		3,571

Industrials — 5.8%
Industrial Conglomerates — 1.7%
General Electric Company	32	1,037

Machinery — 1.1%
Illinois Tool Works Inc.	7	671

Road and Rail — 3.0%
Kansas City Southern	62	961	A
Union Pacific Corporation	14	832

		1,793

Information Technology — 10.7%
Communications Equipment — 0.8%
Nokia Oyj – ADR	34	495

Computers and Peripherals — 2.5%
Dell Inc.	23	824	A
International Business Machines Corporation	8	670

		1,494

Semiconductor Equipment and Production — 3.0%
Applied Materials, Inc.	36	702	A
Intel Corporation	27	745
Texas Instruments Incorporated	15	363

		1,810

Quarterly Report to Shareholders

		Maturity
	Rate	Date	Shares/Par	Value

Information Technology — Continued
Software — 2.8%
Microsoft Corporation			$29	$834
Oracle Corporation			70	835	A

				1,669

Telecommunications — 1.6%
L-3 Communications Holdings, Inc.			14	935

Materials — 1.7%
Metals and Mining — 1.7%
Rio Tinto plc – ADR			11	1,030

Total Common Stocks and Equity Interests (Identified Cost — $31,825)				38,015

Preferred Stocks — 2.6%
Newell Financial Trust I, Cv., 5.25%			5	207
State Street Corporation, Cv., 6.75%			2	505
International Paper Capital Trust, Cv., 5.25%			17	846

Total Preferred Stocks (Identified Cost — $1,440)				1,558

Corporate Bonds and Notes — 12.2%
Aerospace/ Defense — 0.8%
General Dynamics Corporation	4.500%	8/15/10	$500	$498

Banking and Finance — 0.9%
Bank of America Corporation	5.125%	11/15/14	330	320
Caterpillar Financial Services Corporation	4.875%	6/15/07	200	207

				527

Quarterly Report to Shareholders

Portfolio of Investments  —  Continued

Balanced Trust  —  Continued

		Maturity
	Rate	Date	Shares/Par	Value

Diversified Financials — 0.8%
SLM Corporation	3.857%	1/31/14	$500	$488	B

Energy — 0.5%
Devon Energy Corporation	2.750%	8/1/06	325	320

Finance — 1.8%
General Motors Acceptance Corporation	3.158%	5/19/05	525	531	B
Ford Motor Credit Company	6.875%	2/1/06	550	577

				1,108

Food — 3.5%
Kroger Company	6.750%	4/15/12	700	758
Safeway Inc.	4.800%	7/16/07	525	537
Unilever Capital Corporation	6.875%	11/1/05	750	791

				2,086

Investment Banking/ Brokerage — 1.7%
J.P. Morgan Chase & Co.	3.125%	12/11/06	500	498
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	492

				990

Multi-Line Retail — 0.8%
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	458

Railroads — 1.4%
Union Pacific Corporation	6.625%	2/1/08	750	815

Total Corporate Bonds and Notes (Identified Cost — $7,241)				7,290

U.S. Government and Agency Obligations — 17.0%

Fixed Rate Securities — 12.7%
Fannie Mae	5.000%	7/1/18	779	782
Federal Farm Credit Bank	3.750%	4/9/10	475	457
Freddie Mac	2.750%	8/15/06	850	844
Freddie Mac	3.160%	5/7/07	675	670
Freddie Mac	3.625%	9/15/08	500	493

Quarterly Report to Shareholders

		Maturity
	Rate	Date	Shares/Par	Value

Fixed Rate Securities — Continued
United States Treasury Notes	2.375%	8/15/06	$1,650	$1,636
United States Treasury Notes	2.625%	11/15/06	650	645
United States Treasury Notes	3.250%	8/15/07	950	951
United States Treasury Notes	5.000%	8/15/11	50	52
United States Treasury Notes	6.500%	10/15/06	1,000	1,080

				7,610

Inflation-Indexed Securities — 0.9%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	560	556	C

Stripped Securities — 3.4%
United States Treasury STRIPS	0.000%	8/15/05	350	342	D
United States Treasury STRIPS	0.000%	5/15/07	1,400	1,278	D
United States Treasury STRIPS	0.000%	5/15/13	325	213	D
United States Treasury STRIPS	0.000%	2/15/22	450	168	D

				2,001

Total U.S. Government and Agency Obligations (Identified Cost — $10,261)				10,167

Quarterly Report to Shareholders

Portfolio of Investments  —  Continued

Balanced Trust  —  Continued

		Maturity
	Rate	Date	Shares/Par	Value

U.S. Government Agency Mortgage-Backed Securities — 3.1%
Fixed Rate Securities — 3.1%
Government National Mortgage Association	5.500% 6.000%	6/15/34	$500	$500
Government National Mortgage Association	7.000%	1/15/29 to 1/15/34	1,013	1,040
Government National Mortgage Association		2/15/28 to 12/15/31	336	358

				1,898

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,862)				1,898

Total Investments — 98.4% (Identified Cost — $52,629)				58,928
Other Assets Less Liabilities — 1.6%				939

Net Assets — 100.0%				$59,867

Net Asset Value Per Share:

Primary Class				$10.98

Financial Intermediary Class				$10.97

Institutional Class				$10.97

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are as of June 30, 2004.
C	U.S. Treasury Inflation-Indexed Securities — U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
D	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

Quarterly Report to Shareholders

Performance Information

Financial Services Fund

   The graphs on the following pages compare the Fund’s total returns against that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line for the Class A shares reflects the maximum sales charge of 4.75%. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Quarterly Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+22.83%	+22.83%
Five Years	+49.20%	+8.33%
Life of Class*	+55.62%	+8.19%

* Inception date: November 16, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning October 31, 1998.

Quarterly Report to Shareholders

Growth of a $10,000 Investment — Class A

	Cumulative		Average Annual
	Total Return		Total Return

	With	Without	With	Without
	Sales Load	Sales Load*	Sales Load	Sales Load*

One Year	+17.96%	+23.81%	+17.96%	+23.81%
Five Years	+47.67%	+55.00%	+8.11%	+9.16%
Life of Class†	+54.70%	+62.44%	+8.07%	+9.02%

* This column lists Class A total returns excluding the maximum 4.75% sales charge.
† Inception date: November 16, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning October 31, 1998.

Quarterly Report to Shareholders

Performance Information — Continued

Sector Diversification (as of June 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of June 30, 2004)

% of
Security	Net Assets

Texas Regional Bancshares, Inc.	3.1%
North Fork Bancorporation, Inc.	3.0%
Cascade Bancorp	2.8%
Philadelphia Consolidated Holding Corp.	2.7%
Commerce Bancshares, Inc.	2.7%
SLM Corporation	2.7%
IBERIABANK Corporation	2.5%
Banknorth Group, Inc.	2.4%
Cullen/ Frost Bankers, Inc.	2.4%
StanCorp Financial Group, Inc.	2.3%

Quarterly Report to Shareholders

Selected Portfolio Performance B

Strongest performers for the 2nd quarter 2004C

1.	TCF Financial Corporation	+14.5%
2.	National Commerce Financial Corporation	+14.3%
3.	Hershey Foods Corporation	+12.2%
4.	The Bank Holdings	+11.6%
5.	Brown & Brown, Inc.	+11.4%
6.	Glacier Bancorp, Inc.	+9.9%
7.	Mercantile Bankshares Corporation	+9.9%
8.	Fiserv, Inc.	+8.7%
9.	Texas Regional Bancshares, Inc.	+8.2%
10.	Western Sierra Bancorp	+5.8%

Weakest performers for the 2nd quarter 2004C

1.	American Equity Investment Life Holding Company	-22.6%
2.	Northrim BanCorp Inc.	-20.8%
3.	Cascade Bancorp	-12.9%
4.	Bridge Street Financial, Inc.	-9.8%
5.	FirstFed Financial Corp.	-9.8%
6.	North Fork Bancorporation, Inc.	-9.4%
7.	Sound Federal Bancorp, Inc.	-8.3%
8.	Bank One Corporation	-6.5%
9.	MBNA Corporation	-6.2%
10.	Hilb, Rogal and Hamilton Company	-6.1%

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire quarter.

Quarterly Report to Shareholders

Performance Information — Continued

Portfolio Changes

Securities added during the 2nd quarter 2004	Securities sold during the 2nd quarter 2004

BB&T Corporation	East West Bancorp, Inc.
First Data Corporation	Fifth Third Bancorp
Friedman, Billings, Ramsey Group, Inc.	Humboldt Bancorp
MAF Bancorp, Inc.	Southern Financial Bancorp, Inc.
Old Republic International Corporation	Southwest Bancorporation of Texas, Inc.
Summit Bank Corporation	SunTrust Banks, Inc.
Synovus Financial Corp.	UCBH Holdings, Inc.
Wainwright Bank & Trust Company

Quarterly Report to Shareholders

Portfolio of Investments

Financial Services Fund

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.4%
Consumer Staples — 1.3%

Food Products — 1.3%
Hershey Foods Corporation	18	$833

Energy — 1.0%
Oil and Gas (Exploration and Production) — 1.0%
EnCana Corp.	16	699

Financials — 91.3%
Banks — 53.5%
Bancorp Rhode Island, Inc.	20	704
Bank of Hawaii Corporation	15	678
BB&T Corporation	25	924
Bridge Street Financial, Inc.	5	61
Cascade Bancorp	100	1,848
Cascade Financial Corporation	50	875
CoBiz Incorporated	52	716
Columbia Bancorp	40	1,169
Commerce Bancshares, Inc.	39	1,792
Cullen/ Frost Bankers, Inc.	35	1,566
First Community Bancorp	25	961
First Financial Bankshares, Inc.	19	786
First State Bancorporation	35	1,075
Glacier Bancorp, Inc.	50	1,408
Greater Bay Bancorp	40	1,156
IBERIABANK Corporation	28	1,657
M&T Bank Corporation	15	1,309
Marshall & Ilsley Corporation	35	1,368
Mercantile Bankshares Corporation	25	1,171
Merrill Merchants Bancshares, Inc.	11	254
Mid-State Bancshares	35	823
National Commerce Financial Corporation	43	1,397
North Fork Bancorporation, Inc.	53	1,998
Northrim BanCorp Inc.	40	809
Pacific Capital Bancorp	49	1,375

Quarterly Report to Shareholders

Portfolio of Investments — Continued

Financial Services Fund — Continued

	Shares/Par	Value

Financials — Continued
Banks — Continued
Sound Federal Bancorp, Inc.	40	$537
Summit Bank Corporation	5	86
Synovus Financial Corp.	50	1,266
TCF Financial Corporation	25	1,451
Texas Regional Bancshares, Inc.	45	2,066
The Bank Holdings	5	85	A
The Bank Holdings — warrants	1	7	A
Wainwright Bank & Trust Company	63	755
Western Sierra Bancorp	45	1,394	A

		35,527

Commercial Banks — 4.1%
Bank One Corporation	21	1,081
Banknorth Group, Inc.	50	1,624

		2,705

Diversified Financials — 5.4%
Financial Federal Corporation	15	529	A
MBNA Corporation	50	1,289
SLM Corporation	44	1,772

		3,590

Insurance — 14.8%
American Equity Investment Life Holding Company	100	995	A
Brown & Brown, Inc.	31	1,336
Hilb, Rogal and Hamilton Company	30	1,070
NCRIC Group, Inc.	51	506	A
Old Republic International Corporation	45	1,067
Philadelphia Consolidated Holding Corp.	30	1,802	A
RLI Corp.	42	1,533
StanCorp Financial Group, Inc.	23	1,541

		9,850

Real Estate — 1.5%
Friedman, Billings, Ramsey Group, Inc.	50	990

Quarterly Report to Shareholders

	Shares/Par	Value

Financials — Continued
Savings and Loan Companies — 12.0%
Banner Corporation	20	$581
Fidelity Bankshares, Inc.	30	1,064
FirstFed Financial Corp.	25	1,040	A
Golden West Financial Corporation	10	1,064
Harbor Florida Bancshares, Inc.	48	1,320
MAF Bancorp, Inc.	20	854
Provident Bancorp, Inc.	75	855
Sovereign Bancorp, Inc.	55	1,216

		7,994

Information Technology — 3.8%
Commercial Services and Supplies — 2.1%
Fiserv, Inc.	37	1,439	A

Computer Services and Systems — 1.7%
First Data Corporation	25	1,113

Total Common Stock and Equity Interests (Identified Cost — $45,066)		64,740

Repurchase Agreements — 2.7%
Goldman, Sachs & Company 1.47% dated 6/30/04 to be repurchased at $890 on 7/1/04 (Collateral: $977 Fannie Mae mortgage-backed securities, 4.5%, due 3/1/34, value $915)	$890	890

J.P. Morgan Chase & Co. 1.3%, dated 6/30/04, to be repurchased at $890 on 7/1/04 (Collateral: $915 Fannie Mae notes, 3.75%, due 9/15/08, value $909)	890	890

Total Repurchase Agreements (Identified Cost — $1,780)		1,780

Total Investments — 100.1% (Identified Cost — $46,846)		66,520
Other Assets Less Liabilities — (0.1)%		(89)

Net Assets — 100%		$66,431

Quarterly Report to Shareholders

Portfolio of Investments — Continued

Financial Services Fund — Continued

Net Asset Value Per Share:

Primary Class	$14.71

Class A	$15.39

Maximum offering price per share: Class A (net asset value/(1-4.75% maximum sales charge)	$16.16

A	Non-income producing.

Quarterly Report to Shareholders

Performance Information

U.S. Small-Capitalization Value Trust

   The graphs on the following pages compare the Fund’s total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Quarterly Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+31.60%	+31.60%
Five Years	+60.19%	+9.88%
Life of Class*	+51.51%	+7.12%

* Inception date: June 15, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index return is for period beginning May 31, 1998.

Quarterly Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+32.98%	+32.98%
Five Years	+68.13%	+10.95%
Life of Class*	+62.17%	+8.35%

* Inception date: June 19, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index return is for period beginning May 31, 1998.

Quarterly Report to Shareholders

Performance Information — Continued

Sector Diversification (as of June 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of June 30, 2004)

% of
Security	Net Assets

United Defense Industries, Inc.	1.3%
IndyMac Bancorp, Inc.	1.3%
Valassis Communications, Inc.	1.2%
The Commerce Group, Inc.	1.2%
York International Corporation	1.2%
Peoples Energy Corporation	1.1%
AmerUs Group Co.	1.1%
ArvinMeritor, Inc.	1.0%
AGL Resources Inc.	1.0%
ONEOK, Inc.	1.0%

Quarterly Report to Shareholders

Performance Information C

Selected Portfolio Performance D

Strongest performers for the 2nd quarter 2004E

1.	Mobile Mini, Inc.	+64.2%
2.	UICI	+61.3%
3.	Onyx Acceptance Corporation	+57.5%
4.	Cascade Corporation	+54.5%
5.	Sanderson Farms, Inc.	+46.3%
6.	Prime Medical Services, Inc.	+44.4%
7.	JAKKS Pacific, Inc.	+38.7%
8.	Cabot Oil & Gas Corporation	+38.6%
9.	United Fire & Casualty Company	+37.2%
10.	The Boyds Collection, Ltd.	+32.3%

Weakest performers for the 2nd quarter 2004E

1.	Stonepath Group, Inc.	-44.9%
2.	Fremont General Corporation	-42.1%
3.	APAC Customer Services Inc.	-40.2%
4.	Dominion Homes, Inc.	-39.3%
5.	Curative Health Services, Inc.	-35.4%
6.	Precis, Inc.	-32.5%
7.	Perini Corporation	-32.3%
8.	Isle of Capri Casinos, Inc.	-30.6%
9.	Dura Automotive Systems, Inc.	-30.5%
10.	MedQuist Inc.	-27.3%

C	Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

Quarterly Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.7%

Auto and Transportation — 4.6%
Aftermarket Technology Corp.	38	$624	A
American Axle & Manufacturing Holdings, Inc.	35	1,280
ArvinMeritor, Inc.	124	2,419
Asbury Automotive Group Inc.	21	318	A
Atlantic Coast Airlines Holdings, Inc.	41	235	A
Aviall, Inc.	29	544	A
Bandag, Incorporated	5	227
Bandag, Incorporated – Class A	12	482
Dura Automotive Systems, Inc.	33	306	A
ExpressJet Holdings, Inc.	76	918	A
Mesa Air Group Inc.	44	353	A
Offshore Logistics, Inc.	23	635	A
Polaris Industries Inc.	9	422
R & B, Inc.	6	112	A
SkyWest, Inc.	52	900
Stoneridge, Inc.	28	481	A
Superior Industries International, Inc.	23	783

		11,039

Consumer Discretionary — 24.5%
American Greetings Corporation	49	1,138	A
American Woodmark Corporation	9	509
APAC Customer Services Inc.	2	3	A
Ashworth, Inc.	24	201	A
Aztar Corporation	33	921	A
Barnes & Noble, Inc.	56	1,906	A
Benihana Inc.	8	121	A
BJ’s Wholesale Club, Inc.	87	2,165	A
Blair Corporation	15	428
Bob Evans Farms, Inc.	39	1,068
Books-A-Million, Inc.	10	58	A
Borders Group, Inc.	87	2,037
Brown Shoe Company, Inc.	25	1,003
Burlington Coat Factory Warehouse Corporation	59	1,131
Cadmus Communications Corporation	17	246

Quarterly Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Carriage Services, Inc.	32	$162	A
Chromcraft Revington, Inc.	11	140	A
Correctional Services Corporation	1	4	A
CSS Industries, Inc.	22	771
Del Laboratories, Inc.	19	603	A
Department 56, Inc.	24	370	A
Dover Downs Gaming & Entertainment, Inc.	20	223
Duckwall-ALCO Stores, Inc.	5	91	A
Duratek, Inc.	12	187	A
Electronics Boutique Holdings Corp.	3	90	A
Enesco Group, Inc.	18	163	A
Equity Marketing, Inc.	10	124	A
Exponent, Inc.	8	204	A
Finlay Enterprises, Inc.	16	301	A
Flexsteel Industries, Inc.	2	57
Fresh Brands, Inc.	9	68
Friendly Ice Cream Corporation	9	113	A
Frisch’s Restaurants, Inc.	6	176
FTI Consulting, Inc.	11	178	A
Furniture Brands International, Inc.	77	1,939
Genesco Inc.	36	855	A
Global Imaging Systems, Inc.	1	22	A
Group 1 Automotive, Inc.	24	784	A
Haggar Corp.	5	96
Hancock Fabrics, Inc.	27	339
Handleman Company	46	1,058
Hollywood Entertainment Corporation	103	1,369	A
IKON Office Solutions, Inc.	193	2,211
Isle of Capri Casinos, Inc.	36	623	A
Jack in the Box Inc.	64	1,910	A
JAKKS Pacific, Inc.	38	792	A
Johnson Outdoors Inc.	1	16	A
Kellwood Company	3	131
Kirkland’s, Inc.	33	389	A
Koss Corporation	2	51
La-Z-Boy Incorporated	50	894

Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
Libbey Inc.	23	$647
Lithia Motors, Inc.	20	493
LoJack Corporation	10	89	A
MarineMax, Inc.	11	310	A
Maytag Corporation	22	544
MemberWorks Incorporated	4	118	A
Mity Enterprises, Inc.	5	84	A
Monarch Casino & Resort, Inc.	16	230	A
Mossimo, Inc.	16	59	A
Mothers Work, Inc.	6	132	A
Movado Group, Inc.	27	459
Navigant International, Inc.	23	413	A
P & F Industries, Inc.	1	8	A
Papa John’s International, Inc.	30	880	A
Parlux Fragrances, Inc.	11	118	A
Phillips-Van Heusen Corporation	38	739
Pier 1 Imports, Inc.	11	191
Point.360	12	44	A
Pre-Paid Legal Services, Inc.	31	727	A
Precis, Inc.	21	52	A
Q.E.P. Co., Inc.	3	37	A
R.H. Donnelley Corporation	27	1,177	A
REX Stores Corporation	19	230	A
Russell Corporation	59	1,065
Ryan’s Restaurant Group Inc.	53	843	A
S&K Famous Brands, Inc.	1	20	A
Scholastic Corporation	9	260	A
School Specialty, Inc.	28	1,009	A
Shoe Carnival, Inc.	16	238	A
ShopKo Stores, Inc.	53	754	A
Sonic Automotive, Inc.	33	720
SOURCECORP, Incorporated	18	501	A
Stage Stores, Inc.	28	1,062	A
Stanley Furniture Company, Inc.	8	345
Steven Madden, Ltd.	24	469	A
Strattec Security Corporation	6	383	A

Quarterly Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Sunrise Assisted Living, Inc.	25	$978	A
Tandy Brands Accessories, Inc.	11	147
The Bon-Ton Stores, Inc.	18	257
The Boyds Collection, Ltd.	90	300	A
The Buckle, Inc.	35	992
The Cato Corporation	36	815
The Toro Company	31	2,144
United Auto Group, Inc.	57	1,753
Valassis Communications, Inc.	93	2,825	A
Waste Holdings, Inc.	21	229
Water Pik Technologies, Inc.	19	315	A
Worldwide Restaurant Concepts Inc.	31	107	A
Zale Corporation	57	1,554	A

		58,305

Consumer Staples — 3.4%
Alliance Imaging, Inc.	87	399
American Italian Pasta Company	11	326
Chiquita Brands International, Inc.	20	418	A
D & K Healthcare Resources, Inc.	24	288
DIMON Incorporated	66	376
Riviana Foods Inc.	19	485
Ruddick Corporation	73	1,641
Sanderson Farms, Inc.	11	579
Schweitzer-Mauduit International, Inc.	27	833
Standard Commercial Corporation	23	421
Universal Corporation	46	2,323

		8,089

Energy — 5.5%
Berry Petroleum Company	31	900
Cabot Oil & Gas Corporation	6	258
Cimarex Energy Co.	58	1,744	A
Encore Acquisition Company	24	669	A
Energen Corporation	15	734
EnergySouth, Inc.	4	168

Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Energy — Continued
Forest Oil Corporation	35	$956	A
Gulf Island Fabrication, Inc.	13	288
Oil States International, Inc.	89	1,360	A
Parallel Petroleum Corporation	17	88	A
Plains Exploration & Production Company	71	1,302	A
Stone Energy Corporation	47	2,129	A
The Houston Exploration Company	41	2,136	A
TransMontaigne Inc.	47	253	A

		12,985

Financials — 31.6%
ABC Bancorp	15	299
ACE Cash Express, Inc.	11	270	A
Advanta Corp.	15	322
Alfa Corporation	39	553
AMCORE Financial, Inc.	8	235
American Financial Group, Inc.	52	1,593
American National Bankshares Inc.	10	209
AmericanWest Bancorporation	12	235	A
AmerUs Group Co.	63	2,612
Anchor BanCorp Wisconsin, Inc.	41	1,071
Arrow Financial Corporation	4	126
BancFirst Corporation	9	539
BancorpSouth, Inc.	33	737
California First National Bancorp	10	129
Camco Financial Corporation	11	151
Camden National Corporation	10	321
Capital Title Group, Inc.	4	18
Capitol Bancorp Ltd.	14	364
Ceres Group, Inc.	69	424	A
Chemical Financial Corporation	39	1,422
Cherokee Inc.	11	268
Chittenden Corporation	5	183
Columbia Banking System, Inc.	24	531
Commercial Federal Corporation	77	2,073
Community Bank System, Inc.	31	697

Quarterly Report to Shareholders

	Shares/Par	Value

Financials — Continued
Community First Bankshares, Inc.	23	$744
Community Trust Bancorp, Inc.	23	686
Corrus Bankshares, Inc.	36	1,488
Cotton States Life Insurance Company	1	15
Crawford & Company	11	53
Delphi Financial Group, Inc.	41	1,813
Donegal Group Inc. – Class A	4	83
Donegal Group Inc. – Class B	2	42
Downey Financial Corp.	39	2,077
E-Loan, Inc.	58	158	A
EMC Insurance Group, Inc.	0.3	7
FBL Financial Group, Inc.	50	1,407
First Citizens Bancshares Inc.	15	1,769
First Commonwealth Financial Corporation	5	69
First Federal Capital Corp.	40	1,102
First Financial Corporation	0.2	6
First Financial Holdings, Inc.	9	248
First Financial Service Corporation	5	119
First M&F Corporation	5	169
First Mutual Bancshares, Inc.	6	151
First Place Financial Corp.	22	413
First Republic Bank	19	836
First United Corporation	8	148
Firstbank Corporation	9	264
FirstFed Financial Corp.	26	1,086	A
Flagstar Bancorp, Inc.	42	841
Flushing Financial Corporation	32	572
FNB Corp.	7	133
FNB Corporation	3	100
FNB Financial Services Corporation	9	157
Fremont General Corporation	107	1,887
GATX Corporation	7	201
Gold Banc Corporation, Inc.	6	94
Great American Financial Resources, Inc.	39	615
Greater Bay Bancorp	79	2,283
Greene County Bancshares, Inc.	4	99

Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
Harrington West Financial Group, Inc.	2	$37
Hilb, Rogal and Hamilton Company	4	125
HMN Financial, Inc.	6	158
Home Federal Bancorp	5	130
Hudson United Bancorp	42	1,562
IBERIABANK Corporation	5	278
Imperial Credit Industries, Inc. – warrants	2	0
IndyMac Bancorp, Inc.	97	3,062
Infinity Property & Casualty Corporation	7	244
International Bancshares Corporation	10	414
Investment Technology Group, Inc.	46	593	A
Irwin Financial Corporation	46	1,225
ITLA Capital Corporation	7	296	A
John H. Harland Company	50	1,479
Kennedy-Wilson Incorporated	8	55	A
Lakeland Financial Corporation	6	188
LandAmerica Financial Group, Inc.	31	1,222
MAF Bancorp, Inc.	28	1,185
MainSource Financial Group, Inc.	8	165
McGrath Rentcorp	16	588
Merchants Bancshares, Inc.	4	110
National Western Life Insurance Company	4	599	A
NBT Bancorp Inc.	16	350
NCO Group, Inc.	33	883	A
NetBank, Inc.	86	937
North Central Bancshares, Inc.	3	94
North Valley Bancorp	11	178
Northrim BanCorp Inc.	8	164
Nymagic, Inc.	8	222
Odyssey Re Holdings Corp.	55	1,318
Old Point Financial Corporation	2	47
Onyx Acceptance Corporation	8	137
Oriental Financial Group Inc.	9	238
PAB Bankshares, Inc.	6	69
Parkvale Financial Corporation	9	229
PennFed Financial Services, Inc.	3	95

Quarterly Report to Shareholders

	Shares/Par	Value

Financials — Continued
Penns Woods Bancorp, Inc.	4	$174
Peoples Bancorp Inc.	4	111
PFF Bancorp, Inc.	18	667
Provident Bankshares Corporation	15	435
Provident Financial Group, Inc.	12	476
Republic Bancorp, Inc.	91	1,272
Republic First Bancorp, Inc.	10	127	A
S&T Bancorp, Inc.	9	297
Safety Insurance Group, Inc.	21	441
Second Bancorp Incorporated	12	391
Simmons First National Corporation	8	219
Southwest Bancorp, Inc.	11	193
StanCorp Financial Group, Inc.	4	295
Sterling Financial Corporation	15	486	A
Stewart Information Services Corporation	29	962
Taylor Capital Group, Inc.	3	75
The Commerce Group, Inc.	57	2,794
The Navigators Group, Inc.	3	100	A
The Peoples Holding Company	2	83
Timberland Bancorp, Inc.	6	143
Triad Guaranty Inc.	20	1,162	A
TriCo Bancshares	17	321
Trover Solutions, Inc.	16	110	A
Trustmark Corporation	41	1,195
U.S.B. Holding Co., Inc.	12	283
UICI	84	2,005	A
United Bankshares, Inc.	25	796
United Fire & Casualty Company	3	188
United Security Bancshares, Inc.	6	116
Universal American Financial Corp.	30	326	A
Washington Banking Company	4	53
Washington Federal, Inc.	3	70
Wayne Bancorp, Inc.	8	229
West Coast Bancorp	13	279
Westcorp	35	1,597
Winton Financial Corporation	1	19

Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
World Acceptance Corporation	23	$412	A
WSFS Financial Corporation	4	195
Yadkin Valley Bank and Trust Company	4	54

		75,144

Health Care — 3.0%
Albany Molecular Research, Inc.	53	685	A
AMN Healthcare Services, Inc.	47	713	A
Apria Healthcare Group Inc.	27	763	A
Atrion Corporation	2	78
Chronimed Inc.	8	67	A
Curative Health Services, Inc.	23	201	A
Embrex, Inc.	15	198	A
First Health Group Corp.	55	851	A
Horizon Health Corporation	5	122	A
MedQuist Inc.	4	40	A
National Dentex Corporation	5	133	A
National Home Health Care Corp.	12	114	A
Orthodontic Centers of America, Inc.	90	739	A
Owens & Minor, Inc.	51	1,313
Pediatric Services of America, Inc.	9	114	A
Prime Medical Services, Inc.	3	20	A
Sola International Inc.	41	713	A
Vital Signs, Inc.	5	137

		7,001

Information Technology — 2.7%
CSG Systems International, Inc.	2	46	A
Dynamics Research Corporation	12	221	A
ePlus inc	17	183	A
GTSI Corp.	11	124	A
Hi-Shear Technology Corporation	3	8	A
Hutchinson Technology Incorporated	28	676	A
Maxtor Corporation	181	1,198	A
MEMC Electronic Materials, Inc.	26	253	A
Planar Systems Inc.	12	159	A

Quarterly Report to Shareholders

	Shares/Par	Value

Information Technology — Continued
Pomeroy Computer Resources, Inc.	7	$87	A
Sensient Technologies Corporation	84	1,811
Stonepath Group, Inc.	11	23	A
The Allied Defense Group, Inc.	6	115	A
TSR, Inc.	7	47
United Industrial Corporation	20	460
Western Digital Corporation	115	995	A

		6,406

Materials — 7.4%
Albany International Corp.	5	168
Ameron International Corporation	15	495
Bluegreen Corporation	36	501	A
Building Materials Holding Corporation	24	447
Culp, Inc.	20	156	A
Ennis Business Forms, Inc.	28	548
Gibraltar Steel Corporation	22	709
Hercules Incorporated	62	753	A
Hines Horticulture, Inc.	1	4	A
Lennox International Inc.	54	972
Mobile Mini, Inc.	5	148	A
Mod-Pac Corporation	2	21	A
NN Inc.	20	250
Perini Corporation	17	179	A
Potlatch Corporation	5	192
Quanex Corporation	15	726
Silgan Holdings Inc.	15	605
The Anderson’s Inc.	7	121
The Eastern Company	4	71
The Keith Companies, Inc.	14	203	A
The Lubrizol Corporation	56	2,054
The Shaw Group Inc.	15	150	A
United Defense Industries, Inc.	89	3,108	A
Universal Forest Products, Inc.	32	1,019
URS Corporation	42	1,151	A

Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Materials — Continued
Webco Industries, Inc.	1	$5	A
York International Corporation	67	2,735

		17,491

Miscellaneous — 0.2%
Hawkins, Inc.	11	134
The First Years Inc.	12	219

		353

Producer Durables — 4.5%
Beazer Homes USA, Inc.	6	552
Briggs & Stratton Corporation	4	362
Cascade Corporation	22	694
Dominion Homes, Inc.	4	92	A
Ducommun Incorporated	13	267	A
Ecology and Environment, Inc.	3	29
Flowserve Corporation	74	1,848	A
Headwaters Incorporated	6	153	A
Hector Communications Corporation	6	120	A
Mesa Laboratories, Inc.	2	17
Moog Inc.	23	857	A
NACCO Industries, Inc.	3	238
Rayovac Corporation	46	1,284	A
Standard Pacific Corp.	23	1,114
Summa Industries	7	78	A
Tecumseh Products Company	24	1,001
The Genlyte Group, Inc.	15	946	A
Thomas Industries Inc.	21	711
Watts Industries, Inc.	12	323

		10,686

Utilities — 10.3%
AGL Resources Inc.	83	2,414
Atmos Energy Corporation	42	1,085
Black Hills Corporation	59	1,855
Boston Communications Group, Inc.	33	341	A
Central Vermont Public Service Corporation	7	147

Quarterly Report to Shareholders

	Shares/Par	Value

Utilities — Continued
Chesapeake Utilities Corporation	10	$222
Cleco Corporation	82	1,478
Duquesne Light Holdings Inc.	102	1,968
Green Mountain Power Corporation	1	16
IDACORP, Inc.	7	186
New Jersey Resources Corporation	4	179
Nicor Inc.	40	1,369
Northwest Natural Gas Company	6	189
ONEOK, Inc.	107	2,353
Peoples Energy Corporation	63	2,639
PNM Resources Inc.	99	2,056
South Jersey Industries, Inc.	19	854
Southwest Gas Corporation	4	104
The Laclede Group, Inc.	4	121
Vectren Corporation	46	1,142
WGL Holdings Inc.	81	2,318
WPS Resources Corporation	31	1,441

		24,477

Total Common Stock and Equity Interests (Identified Cost — $177,881)		231,976

Repurchase Agreements — 1.7%

Goldman, Sachs & Company 1.47%, dated 6/30/04 to be repurchased at $2,050 on 7/1/04 (Collateral: $2,242 Fannie Mae mortgage-backed securities, 4.5%, due 10/1/33, value $2,101)	$2,050	2,050

J.P. Morgan Chase & Co. 1.3%, dated 6/30/04, to be repurchased at $2,050 on 7/1/04 (Collateral: $2,104 Fannie Mae discount notes, 0%, due 11/22/04, value $2,091)	2,050	2,050

Total Repurchase Agreements (Identified Cost — $4,100)		4,100

Total Investments — 99.4% (Identified Cost — $181,981)		236,076
Other Assets Less Liabilities — 0.6%		1,500

Net Assets — 100.0%		$237,576

Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

Net Asset Value Per Share:

Primary Class	$13.89

Institutional Class	$14.80

A	Non-income producing.

Notes

Notes

Fund Information

Investment Managers

   For American Leading Companies Trust:

Legg Mason Funds Management, Inc. Baltimore, MD

   For Balanced Trust, Financial Services Fund, and U.S. Small-Cap Value Trust:

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Advisers

   For American Leading Companies Trust:

Legg Mason Funds Management, Inc. Baltimore, MD

   For Balanced Trust:

Bartlett & Co. Cincinnati, OH

   For Financial Services Fund:

Barrett Associates, Inc. New York, NY

   For U.S. Small-Cap Value Trust:

Brandywine Asset Management, LLC Wilmington, DE

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan

Officers

Marie K. Karpinski, Vice President and Treasurer Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Wm. Shane Hughes, Assistant Treasurer Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Auditors

Ernst & Young LLP Philadelphia, PA

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or upon request without charge through http://www.leggmasonfunds.com/aboutlmf.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated P.O. Box 1476, Baltimore, MD 21203-1476 410-539-0000

LMF-013